Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0	$ 0
Vessels' salvage value per lightweight ton	$150
Vessels' useful life	30 years